Trade and other receivables (Details) - CAD ($)	Nov. 30, 2024	Aug. 31, 2024
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 51,681	$ 26,222
Sales taxes receivable	78,595	104,270
Other receivables	8,163	8,164
Total trade and other current receivables	138,439	138,656
Past Due But Not Impaired
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 29,109	$ 26,222